CURRENT AND DEFERRED INCOME TAX - Tax Operating Losses (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 80,374
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	39,197
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	33,304
U.S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	7,802
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax operating losses	$ 71